Equity - Summary of Share Capital (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares
Disclosure of classes of share capital [abstract]
Numbers of shares authorized (in thousands)	5,500,000	5,500,000	5,500,000
Numbers of shares reserved (in thousands) Employee share options	400,000	400,000	400,000
Number of shares issued and fully paid (in thousands)	4,447,977	4,447,977	4,415,251
Share capital authorized	$ 55,000,000	$ 1,753,267	$ 55,000,000
Share capital reserved Employee share options	$ 4,000,000	$ 127,510	$ 4,000,000